Related Party Transactions - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 20, 2020	Mar. 19, 2020	Nov. 11, 2019	Apr. 30, 2019
Related Party Transactions [Line Items]
Share purchase loan outstanding		$ 400,000					$ 400,000
Description of share purchase loan maturity	The loan bore interest at prime plus 1% and had a maturity date of the earlier of (i) March 31, 2019 or (ii) 30 days preceding a targeted Nasdaq or New York Stock Exchange listing date of Liminal’s shares.
Fair value of common share							137,000
Share purchase loan							$ 400,000
Amount of drawn from loan agreement	$ 0
Research and development expenses (note 23a)	75,114,000	84,858,000	$ 93,523,000
Interest revenues		19,000
Unpaid interest		$ 31,000
Sales of Bioseparations Operations
Related Party Transactions [Line Items]
Line of credit available to be drawn				$ 29,123,000	$ 29,123,000
Loan Agreement
Related Party Transactions [Line Items]
Amount of available to drawn from loan agreement	30,298,000
Top of Range | Loan Agreement
Related Party Transactions [Line Items]
Amount of available to drawn from loan agreement	$ 30,298,000
S A L P
Related Party Transactions [Line Items]
Debt modification date	Nov. 14, 2018
Debt restructuring completion date	Apr. 23, 2019
Interest paid on loan	$ 7,831,000
Professional fee expenses	$ 469,000
S A L P | Non-Revolving Line of Credit
Related Party Transactions [Line Items]
Loan agreement amendment date	Apr. 23, 2019
Maximum non-revolving credit facility						$ 75,000,000
Credit facility, interest rate						10.00%
Maturity date	April 23, 2024
S A L P | Top of Range
Related Party Transactions [Line Items]
Percentage of voting right of debt holders	20.00%
Consulting Service Agreement | Director
Related Party Transactions [Line Items]
Research and development expenses (note 23a)	$ 47,000
Research and development expense payable	$ 37,000